Cash Flow Information - Summary of Analysis of Net Debt and Movements in Net Debt (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 99,039,172	$ 142,737,362	$ 102,601,252	$ 26,690,276	$ 4,255,648
Lease liability - repayable within one year	(353,378)	(337,637)	(308,405)	(97,059)
Borrowings - repayable within one year (including overdraft)	(1,085,314)	(1,016,051)	(207,995)	(189,076)
Lease liability - repayable after one year	(4,825,560)	(5,008,041)	(5,345,678)	(1,911,265)
Borrowings - repayable after one year	(35,077,588)	(35,947,277)	(4,494,244)	(1,332,252)
Net cash (debt)	57,697,332	100,428,356	92,244,930
Cash and cash equivalents	99,039,172	142,737,362	102,601,252	$ 26,690,276	$ 4,255,648
Gross debt - fixed interest rates	(6,303,869)	6,561,150	(6,294,773)
Gross debt - variable interest rates	(35,037,971)	35,747,856	(4,061,549)
Net cash (debt)	57,697,332	100,428,356	$ 92,244,930
Cash flows from financing activities
Beginning Balance	100,428,356	92,244,929
Cashflows	(44,932,773)	12,298,105
Other non-cash movements	2,201,749	(4,114,678)
Ending Balance	57,697,332	100,428,356
Cash
Cash flows from financing activities
Beginning Balance	142,737,362	102,601,252
Cashflows	(45,587,951)	44,658,146
Other non-cash movements	1,889,761	(4,522,036)
Ending Balance	99,039,172	142,737,362
Borrowings due within 1year
Cash flows from financing activities
Beginning Balance	(40,955,318)	(9,839,923)
Cashflows		(32,845,110)
Other non-cash movements	1,052,170	1,729,715
Ending Balance	(39,903,148)	(40,955,318)
Borrowings due after 1 year
Cash flows from financing activities
Beginning Balance	(1,353,688)	(516,400)
Cashflows	655,178	485,069
Other non-cash movements	(740,182)	(1,322,357)
Ending Balance	$ (1,438,692)	$ (1,353,688)